Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Oct. 18, 2021	Apr. 21, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Transaction fees	$ 54,279
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	29,431,260
Warrant exercise price per share	$ 15.00
Special dividend paid	$ 17,698
Special dividend per share	$ 0.23
Dividend Paid Date	Nov. 02, 2021
Subsequent Event [Member] | Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	18,132,778
Stock value issued for exercise of warrants	6,519,791
Warrant exercise price per share	$ 11.50
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	118,200,000
Subsequent Event [Member] | Common Class B [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock value issued for exercise of warrants	6,000,000
Warrant exercise price per share	$ 0.001
Horizon Sponsor LLC | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	$ 311,898
Stock issued during period, values	$ 475,172
Horizon Sponsor LLC | Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	5,166,666
Stock value issued for exercise of warrants	17,000,000
Horizon Sponsor LLC | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock issued during period, shares	50,000
Warrant exercise price per share	$ 10.00
Horizon Sponsor LLC | Subsequent Event [Member] | Common Class A [Member] | Warrant [Member]
Subsequent Event [Line Items]
Stock value issued for exercise of warrants	17,000,000
Warrant exercise price per share	$ 11.50
Horizon Sponsor LLC | Subsequent Event [Member] | Private Investment In Public Equity [Member]
Subsequent Event [Line Items]
Cash and cash equivalents	$ 250,172
Horizon Sponsor LLC | Subsequent Event [Member] | Private Investment In Public Equity [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares issued	47,517,173
Hoya Intermediate, LLC
Subsequent Event [Line Items]
Cash and cash equivalents			$ 488,467		$ 285,337	$ 81,289
Hoya Intermediate, LLC | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of debt	$ 482,397
Redemption of preferred units	$ 236,005
Outstanding equity interests	39.40%
Hoya Intermediate, LLC | Subsequent Event [Member] | Merger with Horizon Acquisition Corporation [Member]
Subsequent Event [Line Items]
Minimum Threshold Proceeds from Merger Transaction		$ 768,984
Proceeds from Merger Transaction		$ 769,000
Hoya Intermediate, LLC | Subsequent Event [Member] | Merger with Horizon Acquisition Corporation [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued		22,500,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Value, Subscriptions		$ 225,000